EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

November 29, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Eubel Brady & Suttman Mutual Fund Trust

File No. 333-195475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Eubel Brady & Suttman Mutual Fund Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ Carol Highsmith

Carol J. Highsmith

Assistant Secretary

Ultimus Fund Solutions, LLC | 225 Pictoria Drive, Suite 450 | Cincinnati, OH 45246 | 513.587.3400 | fax 513.587.3450

www.ultimusfundsolutions.com